Condensed Consolidated Statements of Changes in Equity kr in Thousands	SEK (kr)
Opening balance equity attributable to equity holders of the Parent Company at Dec. 31, 2020	kr 1,210,491
Loss for the period	(291,696)
Other comprehensive income/(loss)	3,364
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(288,331)
Transactions with owners:
Costs attributable to new share issue	(982)
Share-based payments	9,285
Purchase of non-controlling interests	743
Total transactions with owners	9,047
Closing balance equity attributable to equity holders of the Parent Company at Jun. 30, 2021	931,206
Transactions with owners:
Total comprehensive loss for the period	(4,893)
Contribution from non-controlling interests	2,282
Purchase of non-controlling interests	(11,026)
Closing balance equity attributable to non-controlling interests at Jun. 30, 2021	32,172
Closing balance equity at Jun. 30, 2021	963,378
Opening balance equity attributable to equity holders of the Parent Company at Dec. 31, 2020	1,210,491
Loss for the period	(500,293)
Other comprehensive income/(loss)	(18,897)
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(519,190)
Transactions with owners:
New share issue	324,000
Costs attributable to new share issue	(20,909)
Share-based payments	23,567
Purchase of non-controlling interests	(9,678)
Total transactions with owners	316,980
Closing balance equity attributable to equity holders of the Parent Company at Dec. 31, 2021	1,008,281
Transactions with owners:
Total comprehensive loss for the period	(8,466)
Contribution from non-controlling interests	2,282
Purchase of non-controlling interests	(39,625)
Closing balance equity at Dec. 31, 2021	1,008,281
Loss for the period	(399,477)
Other comprehensive income/(loss)	32,539
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(366,938)
Transactions with owners:
Issuance of treasury shares	236
Repurchase of treasury shares	(236)
Exercise of warrants	63,644
Share-based payments	16,107
Total transactions with owners	79,751
Closing balance equity attributable to equity holders of the Parent Company at Jun. 30, 2022	721,094
Closing balance equity at Jun. 30, 2022	kr 721,094